Fair Value Measurements (Tables) - Stable Road Acquisition Corp [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Tables) [Line Items]
Schedule of fair value of held-to-maturity securities
	Held-To-Maturity	Amortized Cost	Gross Holding Gains	Fair Value
December 31, 2020	U.S.Treasury Securities	$173,107,113	$1,887	$173,109,000

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 1/5/2021)	1	$173,107,113	$1,887	$173,109,000

December 31, 2019	U.S. Treasury Securities (Matured on 5/14/2020)	1	$172,845,138	$13,410	$172,858,548

Schedule of liabilities that are measured at fair value on a recurring basis
	Quoted Prices in Active Markets
Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$172,748,233
	Level	June 30, 2021	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	36,225,000	45,625,388
Warrant Liability – Private Placement Warrants	3	1,228,975	2,452,500

Liabilities:	Level	December 31, 2020	December 31, 2019
Warrant Liability – Public Warrants	1	45,625,388	7,331,250
Warrant Liability – Private Placement Warrants	3	2,452,500	525,925

Schedule of key inputs into the Black-Scholes model for the private placement warrants
Input	June 30, 2021	December 31, 2020
Risk-free interest rate	0.89%	1.73%
Holding period (years)	5.12	5.25
Volatility	25.00%	25.00%
Exercise price	$11.50	$11.50
Underlying value	$13.97	$9.50

Input	November 13, 2019 (Initial Measurement)
Risk-free interest rate	1.73%
Holding period (years)	5.25
Volatility	25.00%
Exercise price	$11.50
Underlying value	$9.50
Input	November 13, 2019 (Initial Measurement)
Risk-free interest rate	1.73%
Holding period (days)	1,260
Volatility	25.00%
Warrant redemption price	$18.00
Input	December 31, 2020	December 31, 2019
Risk-free interest rate	0.31%	1.74%
Holding period (years)	5.25	5.25
Volatility	25.00%	25.00%
Exercise price	$11.50	$11.50
Underlying value	$10.08	$9.96

Schedule of private placement warrants and public warrants
Private Placement
Fair value as of December 31, 2020	$2,452,500
Change in valuation inputs or other assumptions	(1,223,525)
Fair value as of June 30, 2021	$1,228,975

	Private Placement	Public	Warrant Liabilities
Fair value – May 28, 2019	$—	$—	$—
Initial measurement on November 13, 2019 (IPO)	455,075	13,541,250	13,996,325
Change in fair value	70,850	(6,210,000)	(6,139,150)
Transfers out of Level 3	—	(7,331,250)	(7,331,250)
Fair value as of December 31, 2019	$525,925	$—	$525,925
Change in fair value	1,926,575	—	1,926,575
Fair value as of December 31, 2020	$2,452,500	$—	$2,452,500